Employee benefits - Fair Value of Plan Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Equities	€ 36.3	€ 36.6
Debt instruments	36.2	36.0
Property	23.2	23.3
Other	19.3	19.7
Total	€ 115.0	€ 115.6